CONVERTIBLE PREFERRED SHARE WARRANT LIABILITY (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 31, 2021	Sep. 30, 2017	Mar. 31, 2017
Class of Warrant or Right [Line Items]
Warrants outstanding					585,022	585,022
Series D convertible preferred shares
Class of Warrant or Right [Line Items]
Warrants converted in to shares							12,900,000
Amount of warrants converted in to shares	$ 12.9
Loss related to fair value remeasurements				$ 8.7
Series D convertible preferred shares | OPM Scenario
Class of Warrant or Right [Line Items]
Percentage of probability of scenario for fair value estimation			20.00%
Series D convertible preferred shares | SPAC Scenario
Class of Warrant or Right [Line Items]
Percentage of probability of scenario for fair value estimation			70.00%
Series D convertible preferred shares | IPO Scenario
Class of Warrant or Right [Line Items]
Percentage of probability of scenario for fair value estimation			10.00%
Convertible preferred share warrant liability
Class of Warrant or Right [Line Items]
Warrants converted in to shares								2	2
Class of warrant or right, exercise price of warrants or rights	$ 5.13
Aggregate purchase price of warrants	$ 3.0
Warrants expiry term (in years)					10 years			10 years	10 years
Warrant liability					$ 3.0			$ 0.2	$ 0.4
Warrants outstanding					585,022	585,022
Carrying amount per share					$ 5.06	$ 3.00
Loss related to fair value remeasurements		$ 0.1	$ 7.0	$ 0.1
Issuance of Class B common stock					$ 3.0	$ 1.8
Convertible preferred share warrant liability | Series D convertible preferred shares
Class of Warrant or Right [Line Items]
Warrants converted in to shares					585,023
Class of warrant or right, exercise price of warrants or rights					$ 5.128			$ 5.128	$ 5.128
Warrants outstanding								585,022	585,022